SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Costs of Sanovas allocated to the Company	$ 32,000	$ 191,000	$ 621,000	$ 360,000
Balance due from Sanovas – beginning of period	142,721
Balance due to Sanovas - end of period	353,432		142,721
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Balance due from Sanovas – beginning of year	142,721	(15,069)	(15,069)
Costs paid by Sanovas on the Company’s behalf	21,659	33,563	68,073	127,967
Costs of Sanovas allocated to the Company	75,672	53,357	803,997	1,301,246
Repayment of amounts charged by Sanovas, net			(323,922)	(1,086,156)
Subtotal			548,148	343,057
Retirement of due to Sanovas through the issuance of 390,358 and 358,126 shares of common stock in 2021 and 2020, respectively, to Sanovas Ophthalmology			(390,358)	(358,126)
Balance due to (from) Sanovas - end of year			142,721	(15,069)
Balance due from Sanovas – beginning of period	142,721	164,233	164,233
Proceeds from (repayment of) costs charged by Sanovas to the Company, net	113,380	(108,432)
Balance due to Sanovas - end of period	$ 353,432	$ 142,721	$ 142,721	$ 164,233